Offerings	Mar. 12, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.900% Senior Notes due 2030
Amount Registered | shares	750,000,000
Proposed Maximum Offering Price per Unit	0.99789
Maximum Aggregate Offering Price	$ 748,417,500.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 114,582.72
Offering Note	(1) Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"). In accordance with Rules 456(b) and 457(r) of the Securities Act, the registrant initially deferred payment of all of the registration fee for the Registration Statement on Form S-3ASR (Registration No. 333-270011) filed by the registrant on February 24, 2023. (2) J.B. Hunt Transport, Inc. has issued guarantees of the 4.900% Senior Notes due 2030 (the "Senior Notes"). No separate consideration was paid with respect to such guarantees. In accordance with Rule 457(n) under the Securities Act, no separate fee is payable with respect to guarantees of the Senior Notes.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees of Senior Notes
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	(1) Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"). In accordance with Rules 456(b) and 457(r) of the Securities Act, the registrant initially deferred payment of all of the registration fee for the Registration Statement on Form S-3ASR (Registration No. 333-270011) filed by the registrant on February 24, 2023. (2) J.B. Hunt Transport, Inc. has issued guarantees of the 4.900% Senior Notes due 2030 (the "Senior Notes"). No separate consideration was paid with respect to such guarantees. In accordance with Rule 457(n) under the Securities Act, no separate fee is payable with respect to guarantees of the Senior Notes.